Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
(in thousands)	2014	2013
Furniture and equipment	$2,038	$2,054
Leasehold improvements	318	313
Total property and equipment	2,356	2,367
Less accumulated depreciation and amortization	(2,002)	(2,001)
Total property and equipment, net	$354	$366